Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Redeemable Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 2,000	$ 4	$ 451	$ 8,100	$ 8,555
Balance, shares at Dec. 31, 2020	10,000,000	20,040,470
Retroactive application of recapitalization	$ (2,000)		2,000		2,000
Retroactive application of recapitalization, shares	(10,000,000)	15,469,477
Adjusted balance, beginning of period		$ 4	2,451	8,100	10,555
Adjusted balance, beginning of period, shares		35,509,947
Net income (loss)				4,338	4,338
Stock compensation expense			734		734
Exercise of stock options			434		$ 434
Exercise of stock options, shares		987,051			987,051	[1]
Balance at Dec. 31, 2021		$ 4	3,619	12,438	$ 16,061
Balance, shares at Dec. 31, 2021		36,496,998
Before adjusted balance, beginning of period at Dec. 31, 2021	$ 2,000	$ 4	1,619	12,438	14,061
Retroactive application of recapitalization	$ (2,000)		2,000		2,000
Retroactive application of recapitalization, shares	(10,000,000)	15,621,523
Net income (loss)				(2,298)	(2,298)
Stock compensation expense			288		288
Exercise of stock options			113		$ 113
Exercise of stock options, shares		100,374			48,369	[2]
Balance, shares	10,000,000	20,875,475
Balance at Mar. 31, 2022		$ 4	4,020	10,140	$ 14,164
Balance, shares at Mar. 31, 2022		36,597,372
Balance at Dec. 31, 2021		$ 4	3,619	12,438	16,061
Balance, shares at Dec. 31, 2021		36,496,998
Before adjusted balance, beginning of period at Dec. 31, 2021	$ 2,000	$ 4	1,619	12,438	14,061
Net income (loss)				(39,571)	(39,571)
Stock compensation expense			2,467		2,467
Exercise of stock options			706		$ 706
Exercise of stock options, shares		581,351			581,351	[1]
Common stock issued in public offering (ATM), net of costs			15,000		$ 15,000
Common stock issued in public offering (ATM), net of costs		1,498,301
Reverse capitalization, net of transaction costs (See Note 3)
Reverse capitalization, net of transaction costs, shares (See Note 3)		4,238,936
Cashless exercise of liability classified warrants			16,669		16,669
Cashless exercise of liability classified warrants, shares		457,142
Balance at Dec. 31, 2022		$ 4	38,461	(27,133)	11,332
Balance, shares at Dec. 31, 2022		43,272,728
Net income (loss)				4,892	4,892
Stock compensation expense			4,487		4,487
Exercise of stock options			93		$ 93
Exercise of stock options, shares		36,009			36,009	[2]
Common stock issued in public offering (ATM), net of costs			597		$ 597
Common stock issued in public offering (ATM), net of costs		73,500,000
Cashless exercise of liability classified warrants		$ 1	10,166		10,167
Cashless exercise of liability classified warrants, shares		2,348,294
Exercise of public warrants			747		$ 747
Exercise of public warrants, shares		64,971,000			64,971
Balance at Mar. 31, 2023		$ 5	$ 54,551	$ (22,241)	$ 32,315
Balance, shares at Mar. 31, 2023		45,795,502

[1]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.
[2]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger.